Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Unaudited) (Q1) - USD ($) $ in Thousands	Total	Common Class I	Common Class 2	Previously Reported	Revision of Prior Period, Adjustment	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Previously Reported Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Revision of Prior Period, Adjustment Redeemable Convertible Preferred Stock [Member]	Common Stock Common Class I	Common Stock Common Class 2	Common Stock Previously Reported Common Class I	Common Stock Previously Reported Common Class 2	Common Stock Revision of Prior Period, Adjustment Common Class I	Common Stock Revision of Prior Period, Adjustment Common Class 2	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Revision of Prior Period, Adjustment
Beginning balance (in shares) at Dec. 31, 2017						0	68,382,882	(68,382,882)
Beginning balance at Dec. 31, 2017						$ 0	$ 132,378	$ (132,378)
Beginning balance at Dec. 31, 2017	$ 50,429			$ (81,949)	$ 132,378										$ 139,143	$ 6,772	$ 132,371	$ (88,724)	$ (88,724)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants	1,796														1,796			0
Exercise of stock options	126														126			0
Net loss	(18,231)														0			(18,231)
Ending balance at Dec. 31, 2018	34,120														141,065			(106,955)
Beginning balance (in shares) at Dec. 31, 2018						0
Beginning balance at Dec. 31, 2018						$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants	0					0									2,114			2,114
Exercise of stock options	1,127					0									1,127			0
Net loss	(22,803)					$ 0									0			(22,803)
Ending balance (in shares) at Dec. 31, 2019						0			91,420,870	8,196,623
Ending balance at Dec. 31, 2019	16,466					$ 0			$ 9	$ 1					144,306			(127,850)
Beginning balance (in shares) at Dec. 31, 2019						0	68,382,882	(68,382,882)			31,234,610	0	60,186,260	8,196,623
Beginning balance at Dec. 31, 2019				(133,892)	150,358	$ 0	$ 150,358	$ (150,358)			$ 3	$ 0	$ 6	$ 1		11,933	132,371		(145,830)	17,980
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants	481					$ 0			$ 0	$ 0					481			0
Exercise of stock options (shares)						0			232,761	0
Exercise of stock options	123					$ 0			$ 0	$ 0					123			0
Net loss	(7,097)					$ 0			$ 0	$ 0					0			(7,097)
Ending balance (in shares) at Mar. 31, 2020						0			91,653,631	8,196,623
Ending balance at Mar. 31, 2020	9,973					$ 0			$ 9	$ 1					144,910			(134,947)
Beginning balance (in shares) at Dec. 31, 2019						0	68,382,882	(68,382,882)			31,234,610	0	60,186,260	8,196,623
Beginning balance at Dec. 31, 2019				(133,892)	150,358	$ 0	$ 150,358	$ (150,358)			$ 3	$ 0	$ 6	$ 1		11,933	132,371		(145,830)	17,980
Beginning balance (in shares) at Dec. 31, 2019						0			91,420,870	8,196,623
Beginning balance at Dec. 31, 2019	16,466					$ 0			$ 9	$ 1					144,306			(127,850)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation from option and restricted stock unit grants	3,063					0									3,063			0
Exercise of stock options	1,308					0									1,308			0
Net loss	(17,027)					$ 0									0			(17,027)
Ending balance (in shares) at Dec. 31, 2020		91,420,868	8,196,622			0			92,760,478	8,196,622
Ending balance at Dec. 31, 2020	3,810					$ 0			$ 9	$ 1					148,677			(144,877)
Beginning balance (in shares) at Dec. 31, 2020						0	68,382,882	(68,382,882)			32,574,218	0	60,186,260	8,196,622
Beginning balance at Dec. 31, 2020				$ (155,223)	$ 159,033	$ 0	$ 159,028	$ (159,028)			$ 3	$ 0	$ 6	$ 1		$ 16,301	$ 132,376		$ (171,527)	$ 26,650
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse recapitalization and PIPE Financing (Note 4) (shares)						0			44,522,375	(1,658,887)
Reverse recapitalization and PIPE Financing (Note 4)	329,622					$ 0			$ 5	$ 0					329,617			0
Fair value of earnout share liabilities (Note 4)	$ (230,995)					$ 0			$ 0	$ 0					(230,995)			0
Issuance and vesting of earnout shares at fair value (shares)	10,917,736					0			10,204,164	713,572
Issuance and vesting of earnout shares at fair value (Note 4)	$ 237,009					$ 0			$ 1	$ 0					237,008			0
Stock-based compensation from option and restricted stock unit grants	8,826					$ 0			$ 0	$ 0					8,826			0
Exercise of stock options (shares)						0			1,828,302	0
Exercise of stock options	2,032					$ 0			$ 0	$ 0					2,032			0
Net loss	(22,794)					$ 0			$ 0	$ 0					0			(22,794)
Ending balance (in shares) at Mar. 31, 2021		149,315,319	7,251,307			0			149,315,319	7,251,307
Ending balance at Mar. 31, 2021	$ 327,510					$ 0			$ 15	$ 1					$ 495,165			$ (167,671)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse recapitalization and PIPE Financing (Note 4) (shares)	41,492,122
Ending balance (in shares) at Jan. 12, 2021	145,266,108	138,728,373	6,537,735